Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Summary of inventories
	2018	2017
	US$m	US$m
Raw materials and purchased components	734	648
Consumable stores	862	875
Work in progress	1,026	1,082
Finished goods and goods for resale	977	1,027
Total inventories	3,599	3,632
Comprising:
Expected to be used within one year	3,447	3,472
Expected to be used after more than one year	152	160
Total inventories	3,599	3,632